INTANGIBLE ASSET	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
INTANGIBLE ASSET
INTANGIBLE ASSET

15. INTANGIBLE ASSET

The Company has an intangible asset related to the purchase of product distribution assets in the amount of $190,000, which is for a customer list and is being amortized over 18 months. The asset has been fully amortized as of September 30, 2022.

9. INTANGIBLE ASSET

The Company has an intangible asset related to the purchase of product distribution assets in the amount of $190,000, which is for a customer list and is being amortized over 18 months. The Company recorded amortization expense in the amount of $105,556 for the year ended December 31, 2021. As of December 31, 2021, the intangible asset net of accumulated amortization was $84,444. Amortization expense for 2022 is estimated to be $84,444.